Expense Example {- Freedom 2065 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2065 Portfolio	Apr. 30, 2021 USD ($)
Initial Class
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	835
Service Class
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Service Class 2
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131